Income tax expense - Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax		₩ 3,687,045	$ 3,102,007	₩ 2,001,251	₩ 2,723,049
Tax calculated at statutory tax rate	[1]	942,991		514,456	738,476
Adjustments to net income
Effect of income that is exempt from taxation		(41,335)		(42,440)	(61,730)
Effect of expenses that are not deductible in determining taxable income		18,933		19,451	31,549
Adjustments recognized in the current period in relation to the current tax of prior periods		3,078		4,914	(65,227)
Others		1,099		(10,379)	42,385
Sub-total		(18,225)		(28,454)	(53,023)
Income tax expense		₩ 924,766	$ 778,030	₩ 486,002	₩ 685,453
Effective tax rate		25.08%	25.08%	24.30%	25.20%
Description of applicable tax rate by taxable income		The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

[1]	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.